Warrants and Options (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
2012 Employee Stock Option Plan
ESOP, Date of Plan		Sep. 01, 2012
ESOP, Options Reserved, Total		25,000,000
ESOP Options Granted, Shares		6,500,000
ESOP Options Granted, Value, Method Used		Black-Scholes
ESOP Options Granted, Value Per Share		$ 0.41
ESOP Options Granted, Value, Total		$ 2,665,000
ESOP Options Granted, Value, Amortization Period (in months)	15	24
ESOP Options Granted, Value, Current Period Expense	444,166	222,083
ESOP Options Granted, Value, Remaining to be Expensed	$ 1,998,751	$ 2,442,917
ESOP Grants, Officer
ESOP Options Granted, Shares		5,000,000
ESOP Options Granted, Exercise Price		$ 0.10
ESOP Options Granted, Term (in years)		5
ESOP Options Granted, Vesting Term (years)		2
ESOP Grants, Consultant
ESOP Options Granted, Shares		1,500,000
ESOP Options Granted, Exercise Price		$ 0.25
ESOP Options Granted, Term (in years)		5
ESOP Options Granted, Vesting Term (years)		2